Concentration, Credit and Other Risks (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 VIEs and VIE's subsidiary CNY	Dec. 31, 2011 VIEs and VIE's subsidiary CNY	Dec. 31, 2010 VIEs and VIE's subsidiary CNY	Dec. 31, 2012 VIEs and VIE's subsidiary Exclusive technology license and service agreements
Concentration, credit and other risks
Period for expiration of the agreement from the signing date								10 years
Total assets					386,744	262,298
Total liabilities					270,071	202,028
Payable to third parties					142,600	116,483
Payable to Group entities					127,471	85,545
Net revenue	65,938	410,803	331,241	167,589	411,084	332,010	167,589
Net income	9,459	58,937	37,243	16,717	23,038	21,808	16,205
Inter-company service fees paid/payable					43,446	11,000
Net cash provided by operating activities	9,259	57,685	86,895	79,576	54,966	86,287	78,736
Net cash used in investing activities	12,674	78,960	(320,900)	(71,609)	(67,544)	(20,267)	(71,602)
Effect of exchange rate changes on cash and cash equivalents	(420)	(2,617)	(4,176)		(11)	(2)
Net increase in cash and cash equivalents	$ 12,258	76,369	161,952	7,967	(12,589)	66,018	7,134
Original maturity term of available-for-sale securities which were placed with a financial institution	1 month	1 month